                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment           [ ]; Amendment Number: ___________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Insurance Company of the West
Address: 11455 El Camino Real
         San Diego, CA 92130

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  H. Michael Freet
Title: Chief Financial Officer
Phone: (858) 350-2551

Signature, Place, and Date of Signing:


           /s/ H. M. Freet              San Diego, CA       2/12/2009
-------------------------------------   -------------   -----------------
             [Signature]                [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 3

Form 13F Information Table Entry Total:           61

Form 13F Information Table Value Total:      $62,803
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13-F File Number   Name
---   ---------------------   ------------------------------------------
1     028-11686               American Assets, Inc.
2     028-11690               Ernest S. Rady
3     028-12131               American Assets Investment Management, LLC

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                           Form 13-F Information Table
                             as of December 31, 2008

                                                                                                       VOTING AUTHORITY
                               TITLE OF             VALUE  SHARES/                  INVSTMT   OTHER   ------------------
        NAME OF ISSUER           CLASS    CUSIP   (X$1000) PRN AMT SH/PRN PUT/CALL  DSCRETN  MANAGERS  SOLE  SHARED NONE
------------------------------ -------- --------- -------- ------- ------ -------- -------- --------- ------ ------ ----
AMAZON.COM INC                 COM      023135106      308    6000 SH              DEFINED  NOS 1 & 2   6000
AMBAC FINL GROUP INC           COM      023139108       19   15000 SH              DEFINED  NOS 1 & 2  15000
AMERICAN EXPRESS               COM      025816109      464   25000 SH              DEFINED  NOS 1 & 2  25000
AMERISOURCEBER                 COM      03073E105      713   20000 SH              DEFINED  NOS 1 & 2  20000
BANK AMER CORP                 COM      060505104     7462  530000 SH              DEFINED  NOS 1 & 2 530000
BECKMAN COULTER INC            COM      075811109      220    5000 SH              DEFINED  NOS 1 & 2   5000
BERKSHIRE HATHAWAY             COM      084670207       16       5 SH              DEFINED  NOS 1 & 2      5
BP PLC ADR                     COM      055622104     1636   35000 SH              DEFINED  NOS 1 & 2  35000
CAPITAL ONE FINANCIAL          COM      14040H105       38    1200 SH              DEFINED  NOS 1 & 2   1200
CATERPILLLAR INC               COM      149123101     1340   30000 SH              DEFINED  NOS 1 & 2  30000
CBS CORP                       COM      124857202      164   20000 SH              DEFINED  NOS 1 & 2  20000
CHEMED CORP                    COM      16359R103      199    5000 SH              DEFINED  NOS 1 & 2   5000
CINCINNATI FINL CORP           COM      172062101      320   11025 SH              DEFINED  NOS 1 & 2  11025
CIT GROUP                      COM      125581108      454  100000 SH              DEFINED  NOS 1 & 2 100000
CITIGROUP INC                  COM      172967101     1946  290000 SH              DEFINED  NOS 1 & 2 290000
CONTINENTAL RESOURCES          COM      212015101      580   28000 SH              DEFINED  NOS 1 & 2  28000
CORUS BANKSHARE                COM      220873103        6    5000 SH              DEFINED  NOS 1 & 2   5000
COVIDIEN LTD                   COM      G2552X108      362   10000 SH              DEFINED  NOS 1 & 2  10000
CUBIST PHARMACEUTICALS         COM      229678107      133    5500 SH              DEFINED  NOS 1 & 2   5500
CV THERAPEUTICS INC            COM      126667104      414   45000 SH              DEFINED  NOS 1 & 2  45000
DUKE ENERGY CORP               COM      264399106     1501  100000 SH              DEFINED  NOS 1 & 2 100000
ELI LILLY                      COM      532457108     2215   55000 SH              DEFINED  NOS 1 & 2  55000
ENDOLOGIX INC                  COM      29266S106      156  130105 SH              DEFINED  NOS 1 & 2 130105
FIDELITY NATL FINANCIAL INC    COM      31620R105     2312  130281 SH              DEFINED  NOS 1 & 2 130281
FIDELITY NATL INFORMATION SVCS COM      31620M106      932   57261 SH              DEFINED  NOS 1 & 2  57261
GENERAL ELECTRIC CO.           COM      369604103     2187  135000 SH              DEFINED  NOS 1 & 2 135000
GOLDMAN SACHS                  COM      38141G104      675    8000 SH              DEFINED  NOS 1 & 2   8000
HARTFORD FIN SVCS GRP          COM      416515104     1478   90000 SH              DEFINED  NOS 1 & 2  90000
HOME DEPOT                     COM      437076102      691   30000 SH              DEFINED  NOS 1 & 2  30000

HOSPIRA INC                    COM      441060100      402   15000 SH              DEFINED  NOS 1 & 2  15000
HOST HOTELS & RESORTS          COM      44107P104      185   24487 SH              DEFINED  NOS 1 & 2  24487
ICU MED INC                    COM      44930G107      179    5400 SH              DEFINED  NOS 1 & 2   5400
IMPERIAL CAP BANCORP           COM      452680101       22   10000 SH              DEFINED  NOS 1 & 2  10000
ISTAR FINL INC                 COM      45031U101       67   30000 SH              DEFINED  NOS 1 & 2  30000
LABORATORY CORP AMER HLD       COM      50540R409      193    3000 SH              DEFINIED NOS 1 & 2   3000
LINCARE HLDGS                  COM      532791100      673   25000 SH              DEFINED  NOS 1 & 2  25000
LOWES COMPANIES                COM      548661107     2576  119681 SH              DEFINED  NOS 1 & 2 119681
MACERICH CO.                   COM      554382101     1180   65000 SH              DEFINED  NOS 1 & 2  65000
MARATHON OIL CORP              COM      565849106     1423   52000 SH              DEFINED  NOS 1 & 2  52000
MBIA INC                       COM      55262C100       81   20000 SH              DEFINED  NOS 1 & 2  20000
MCKESSON CORP                  COM      58155Q103      736   19000 SH              DEFINED  NOS 1 & 2  19000
MERCK & CO                     COM      589331107      213    7000 SH              DEFINED  NOS 1 & 2   7000
MONSANTO CO                    COM      61166W101      317    4500 SH              DEFINED  NOS 1 & 2   4500
MORGAN STANLEY                 COM      617446448     2165  135000 SH              DEFINED  NOS 1 & 2 135000
MORTONS RESTAURANT             COM      619430101      741  259102 SH              DEFINED  NOS 1 & 2 259102
ORTHOVITA                      COM      68750U102      169   50000 SH              DEFINED  NOS 1 & 2  50000
OVERSEAS SHIPHOLDING           COM      690368105     3369   80000 SH              DEFINED  NOS 1 & 2  80000
PHILIP MORRIS INTL             COM      718172109     3481   80000 SH              DEFINED  NOS 1 & 2  80000
PINNACLE WEST CAP CORP         COM      723484101     1092   33973 SH              DEFINED  NOS 1 & 2  33973
POTASH CORP SASK               COM      73755L107      439    6000 SH              DEFINED  NOS 1 & 2   6000
RESEARCH IN MOTION LTD         COM      760975102      284    7000 SH              DEFINED  NOS 1 & 2   7000
SCHERING PLOUGH                COM      806605101      681   40000 SH              DEFINED  NOS 1 & 2  40000
SENORX INC                     COM      81724W104      280  119729 SH              DEFINED  NOS 1 & 2 119729
STARWOOD HOTELS                COM      85590A203      716   40000 SH              DEFINED  NOS 1 & 2  40000
ULTRASHORT LEHMAN              COM      74347R297      641   17000 SH              DEFINED  NOS 1 & 2  17000
ULTRASHORT OIL & GAS           COM      74347R719      433   15000 SH              DEFINED  NOS 1 & 2  15000
VALERO                         COM      91913Y100      433   20000 SH              DEFINED  NOS 1 & 2  20000
WACHOVIA CORP                  COM      929903102     4985  899864 SH              DEFINED  NOS 1 & 2 899864
WYETH                          COM      983024100     3939  105000 SH              DEFINED  NOS 1 & 2 105000
XTO ENERGY                     COM      98385X106     1263   35800 SH              DEFINED  NOS 1 & 2  35800
YUM BRANDS                     COM      988498101      504   16000 SH              DEFINED  NOS 1 & 2  16000